Share capital (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares, at the beginning of period	15,698,093,359	15,200,383,440
Share capital, at the beginning of period	¥ 15,698,093	¥ 15,200,383
Number of shares, at the end of period	15,698,093,359	15,698,093,359
Share capital, at the end of period	¥ 15,698,093	¥ 15,698,093
A shares [member]
Disclosure of classes of share capital [line items]
Number of shares, at the beginning of period	10,997,709,919	10,500,000,000
Share capital, at the beginning of period	¥ 10,997,710	¥ 10,500,000
Number of shares, issuance of new A shares	0	497,709,919
Share capital, issuance of new A shares	¥ 0	¥ 497,710
Number of shares, at the end of period	10,997,709,919	10,997,709,919
Share capital, at the end of period	¥ 10,997,710	¥ 10,997,710
Overseas listed foreign shares [member]
Disclosure of classes of share capital [line items]
Number of shares, at the beginning of period	4,700,383,440	4,700,383,440
Share capital, at the beginning of period	¥ 4,700,383	¥ 4,700,383
Number of shares, at the end of period	4,700,383,440	4,700,383,440
Share capital, at the end of period	¥ 4,700,383	¥ 4,700,383